Revenue, Other Income and Gains - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Contract Liabilities [Line Items]
Commercialization rights income	¥ 37,485	$ 5,360	¥ 37,485	¥ 26,049